Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Earnings Per Share [Abstract]
Net income	$ 986	$ 688
Deduct: dividends on Preferred Shares	(7)	(9)
Net income attributable to common shareholders	$ 979	$ 679
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share	504,000,000	515,000,000
Effect of dilutive securities	1,000,000	0
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share	505,000,000	515,000,000
Basic and diluted earnings per share ($)	$ 1.94	$ 1.32
Antidilutive securities (in shares)	174,031	6,380,558